Unaudited condensed consolidated interim statement of cash flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Loss for the period	$ (7,666)	$ (10,937)
Depreciation	80	77
Share-based compensation expense	277	551
Finance income	(2,670)	(1,489)
Finance expense	179	171
Movement of expected credit loss	(50)	199
Foreign exchange (gain)/loss	(1,321)	1,637
Movement in working capital	557	2,473
Cash flows used in operating activities	(10,614)	(7,318)
Finance expense paid	(169)	(246)
Finance income received	1,187	679
Net cash used in operating activities	(9,596)	(6,885)
Cash flows from/(used in) investing activities
Purchase of other financial assets	0	(54,000)
Purchase of property, plant and equipment	(12)	(22)
Proceeds from sale of other financial assets	5,000	0
Proceeds from redemptions and disposals of marketable securities	3,800	0
Cash flows from/(used in) investing activities	8,788	(54,022)
Cash flows used in financing activities
Payment of lease liability	(71)	(70)
Net decrease in cash and cash equivalents	(879)	(60,977)
Cash and cash equivalents at the beginning of the period	78,420	165,955
Impact of foreign exchange on cash and cash equivalents	(58)	104
Cash and cash equivalents at the end of the period	$ 77,483	$ 105,082